Related Party Transactions - Schedule of Material Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2026
Mr. Huiyu Zhan [Member]
Schedule of Material Related Party Transactions [Line Items]
Name of related parties	Mr. Huiyu Zhan
Relationship with the Group	The Founder of Shenzhen Letsvan
Yuhuatongxing (Beijing) Cultural Development Co., Ltd. (“Yuhuatongxing”) [Member]
Schedule of Material Related Party Transactions [Line Items]
Name of related parties	Yuhuatongxing (Beijing) Cultural Development Co., Ltd. (“Yuhuatongxing”)
Relationship with the Group	Entity significantly influenced by the Group
Nanjing Shangdehehua Equity Investment Partnership (Limited Partnership) (“Nanjing Shangde Hehua”) [Member]
Schedule of Material Related Party Transactions [Line Items]
Name of related parties	Nanjing Shangdehehua Equity Investment Partnership (Limited Partnership) (“Nanjing Shangde Hehua”)
Relationship with the Group	Entity significantly influenced by the Group